PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 30,372,803	$ 26,354,516
Construction in progress, gross	96,112	891,206
Less: accumulated depreciation	(8,912,049)	(6,728,482)
Property and equipment, net	21,556,866	20,517,240
Depreciation expense	2,641,932	1,671,451
Property and buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,532,019	$ 7,805,988
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,722,562
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	19,467,526	$ 16,969,456
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	913,888	894,173
Office and electric equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 736,808	$ 684,899